TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Income before taxes on income:
	Year ended December 31,
	2012	2013	2014

Domestic	$10,462	$16,165	$14,690
Foreign	6,092	2,266	4,183

	$16,554	$18,431	$18,873

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2012	2013	2014
Current:

Domestic	$(1,291)	$(1,277)	$241
Foreign	302	781	689

	(989)	(496)	930
Deferred taxes:

Domestic	414	2,673	2,575
Foreign	669	(602)	(1,198)

	1,083	2,071	1,377

Taxes on income (tax benefit)	$94	$1,575	$2,307

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2013	2014

Net operating loss carryforwards	$5,293	$4,627
Allowances, reserves and intangible assets	1,207	1,080

Deferred tax assets before valuation allowance	6,500	5,707
Less - valuation allowance	(1,154)	(3,570)

Deferred tax assets	5,346	2,137
Capitalized software costs	(1,723)	-

Deferred tax assets, net	$3,623	$2,137

Schedule Of Deferred Tax Assets [Table Text Block]
	December 31,
	2013	2014

Current tax assets	$1,949	$554
Non-current tax assets	1,674	1,583

Deferred tax assets	$3,623	$2,137

Schedule Of Deferred Tax Liabilities [Table Text Block]
Significant components of the Company and its subsidiaries deferred tax liability are as follows:

	December 31,
	2013	2014

Current tax liabilities	$2,567	$760
Non-current tax liabilities	2,204	4,086

Net deferred tax liabilities	$4,771	$4,846

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciling items between the 2012, 2013 and 2014 statutory tax rate (25%, 25% and 26.5%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2012		2013	2014

Income before taxes, as reported in the consolidated statements of income	$16,554		$18,431	$18,873

Statutory tax rate	25%		25%	26.5%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$4,139		$4,609	$5,001
Tax adjustment in respect of different tax rates	444		484	80
Deferred taxes on losses for which full valuation allowance was provided in the past	651		(304)	236
Changes in valuation allowance	(2,003)		-	-
Tax benefits in respect of prior years, net	(1,126)	*)	203	(516)
Nondeductible expenses	20		95	82
Uncertain tax position and other differences	(2,031)	**)	(3,512)	(2,576)

Income tax (tax benefit)	$94		$1,575	$2,307

*)	In 2012, the Company reversed its write-off of tax prepayment advances from prior years since the Company believes the utilization of the prepayments is more-likely-than not in the near future.
**)	This amount is mainly comprised of tax provisions reversal due to statute of limitation of prior years' tax assessments amounting to $1,270.

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax benefits at January 1, 2012	$3,528

Increase in tax positions taken in prior years	270

Decrease in tax positions taken in prior years	(489)

Gross unrecognized tax benefits at December 31, 2012	3,309
Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	(2,811)

Gross unrecognized tax benefits at December 31, 2013	498

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	(156)

Gross unrecognized tax benefits at December 31, 2014	$342